ICON Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (98.75%)

Consumer, Cyclical (18.50%)
Dollar General Corp	4,000	762,040
The Home Depot Inc	4,500	1,127,295
Lowe's Cos Inc	9,600	1,297,152
Magna International Inc	20,700	921,771
NIKE Inc	19,200	1,882,560
Ulta Beauty Inc*	3,700	752,654
Total Consumer, Cyclical		6,743,472

Consumer, Non-Cyclical (14.10%)
Alexion Pharmaceuticals Inc*	11,109	1,246,874
Bristol-Myers Squibb Co	23,900	1,405,320
Global Payments Inc	14,662	2,486,969
Total Consumer, Non-Cyclical		5,139,163

Energy (3.04%)
Marathon Petroleum Corp	15,800	590,604
Pioneer Natural Resources Co	5,304	518,201
Total Energy		1,108,805

Financial (16.89%)
Bank of America Corp	86,588	2,056,465
Mastercard Inc	6,129	1,812,345
Signature Bank	15,200	1,625,184
Voya Financial Inc	14,200	662,430
Total Financial		6,156,424

Industrial (15.41%)
Kansas City Southern	7,900	1,179,391
L3Harris Technologies Inc	6,700	1,136,789
Martin Marietta Materials Inc	8,700	1,797,159
Northrop Grumman Corp	4,900	1,506,456
Total Industrial		5,619,795

Technology (30.81%)
Adobe Inc*	4,700	2,045,957
Ebix Inc	24,500	547,820
EPAM Systems Inc*	8,500	2,142,085
Microsoft Corp	3,300	671,583
NXP Semiconductors NV	12,900	1,471,116
ServiceNow Inc*	1,889	765,158
Skyworks Solutions Inc	28,100	3,592,866
Total Technology		11,236,585

Total Common Stock (Cost $27,892,756)		36,004,244

Exchange-Traded Funds (1.40%)
DIREXION DLY S&P 500 BULL (Cost $377,895)	12,168	508,744

Total Investments (Cost $28,270,652) (100.15%)		36,512,988
Liabilities in Excess of Other Assets (-0.15%)		(53,893)
Net Assets (100.00%)		36,459,095

*	Non-income producing security.